Equity Method Investment	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Investments, Debt and Equity Securities [Abstract]
EQUITY METHOD INVESTMENT

NOTE 8 — EQUITY METHOD INVESTMENT

As of both March 31, 2023 and September 30, 2022, the equity method investment amounted to $0. The investment represents the Company’s interest in Digiclear. Digiclear was incorporated on July 13, 2021 in United Kingdom. The company and the other unrelated party accounted for 50% and 50% of the total ownership, respectively. Digiclear is a company developing a custody and settlement utility operating system.

The Company accounts for the investment in Digiclear under the equity method of accounting. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the incorporated-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the post incorporation change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment.

In September 2022, the Company assessed its equity method investment for any impairment and concluded that there were indicators of impairment as of September 30, 2022. The impairment is due to the Company’s conclusion that it will be unable to recover the carrying amount of the investment due to the investee’s a series of operating losses and global economic environment. The Company calculated that the estimated undiscounted cash flows were less than the carrying amount related to the equity method investment. The Company has recognized an impairment loss of $4,310,745 related to the equity method investment for the year ended September 30, 2022, which reduced the investment value to zero.

NOTE 7 — EQUITY METHOD INVESTMENT

As of September 30, 2022, the equity method investment amounted to $0. The investment represents the Company’s interest in Digiclear. Digiclear was incorporated on July 13, 2021 in United Kingdom. The company and the other unrelated party accounted for 50% and 50% of the total ownership, respectively. Digiclear is a company developing a custody and settlement utility operating system.

The Company accounts for the investment in Digiclear under the equity method of accounting. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the incorporated-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). Thereafter, the investment is adjusted for the post incorporation change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment.

For the period from March 17, 2022 (date of investment) through September 30, 2022, loss on investment in Digiclear amounted to $689,255 (the loss was composed of the Company’s share of Digiclear’s net loss of $165,370 and the adjustment for allocated amortization of intangible asset of $523,885), and were included in loss from equity method investment in the accompanying consolidated statements of operations and comprehensive loss.

The tables below present the summarized unaudited financial information, as provided to the Company by the investee.

September 30, 2022
Current assets	$9,532
Noncurrent assets	579,297
Current liabilities	502,562
Noncurrent liabilities	—
Equity	86,267
For the Period from March 17, 2022 (Date of Investment) through September 30, 2022
Net revenue	$—
Gross profit	—
Loss from operations	330,740
Net loss	330,740

In September 2022, the Company assessed its equity method investment for any impairment and concluded that there were indicators of impairment as of September 30, 2022. The impairment is due to the Company’s conclusion that it will be unable to recover the carrying amount of the investment due to the investee’s a series of operating losses and global economic environment. The Company calculated that the estimated undiscounted cash flows were less than the carrying amount related to the equity method investment. The Company has recognized an impairment loss of $4,310,745 related to the equity method investment for the year ended December 31, 2022, which reduced the investment value to zero.